FINANCIAL INSTRUMENTS AND DERIVATIVES Hedges Not Designated (Details) SFr in Millions	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 CHF (SFr)
Derivative [Line Items]
Derivative, Cash Received on Hedge	$ 35,400
Cash paid on derivative contracts		$ 49,659,000	$ 1,108,000
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, Notional Amount	452,701,000
Derivative, Notional amount maturing within 12 months	451,095,000
Foreign Exchange Forward [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, Notional Amount	408,582,000
Derivative, Notional amount maturing within 12 months	408,582,000
Interest Rate Swap | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, Notional Amount	2,480,000
Derivative, Notional amount maturing within 12 months	874,000
Cross Currency Basis Swaps Member | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, Notional Amount	41,639,000			SFr 41.4
Derivative, Notional amount maturing within 12 months	$ 41,639,000